CURRENT AND DEFERRED INCOME TAXES - Deferred tax liability movement (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liability movement
Opening Balance	$ 121,991,585	$ 125,608,802	$ 130,201,701
Increase (decrease) in deferred tax	11,303,016	(3,417,011)	(6,409,481)
Increase (decrease) due to foreign currency translation	11,951,347	(200,206)	1,816,582
Movements	23,254,363	(3,617,217)	(4,592,899)
Ending balance	$ 145,245,948	$ 121,991,585	$ 125,608,802